Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

1.	On July 3, 2023, the Company issued 169,920 shares to Polyrizon following the share purchase agreement signed in June 2023. See note 3G.

2.	On July 11, 2023, the Company received the consideration for the sale of Odysight.ai in the amount of USD 5.7 million. See note 3C.

3.	On July 19, 2023, warrants C were removed from the trading list due to expiration.

4.	On July 20, 2023, Viewbix granted 51,020 RSUs to Viewbix’s Chief Executive Officer (“CEO”).

5.	On July 31, 2023, Parazero completed its initial public offering (“IPO”) on the Nasdaq for aggregated gross proceeds of approximately USD 7.8 million before deducting underwriting discounts and other estimated offering expenses. The Company participated in the IPO in an amount of USD 1.5 million and converted all of the SAFEs into ordinary shares. Following the IPO and the SAFEs conversion, the Company’s holdings in Parazero decreased to 33.36%. In addition, following the IPO, the credit facility was fully repaid to the Company in the amount of USD 785 thousand.

6.	On August 1, 2023, the Company received additional 21,000 shares of SciSparc in connection with the Amendment to the Buffalo Agreement signed on March 16, 2023. See note 3I.

7.	On August 7, 2023, the Company’s General Meeting approved the re-election of Mr. Eli Cohen to serve as a Director of the Company, a grant of RSUs to the Company’s Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), the Company’s Directors, employees and to an advisor as well as the re-appointment of Brightman Almagor Zohar & Co., a member firm of Deloitte Touche Tohmatsu Limited, as the Company’s independent auditors for the year ending December 31, 2023.

8.	On August 30, 2023, the Company and Gix Internet signed an addendum to the Loan Agreement, effective as of June 30, 2023. Pursuant to the addendum, the loan repayment will be postponed until January 1, 2024. See note 3F.

9.	On September 5, 2023, the General Meeting of A.I. Systems approved the loan conversion. As a result, the loan was converted into 2,650,423 shares of A.I. Systems which represents 36% holdings of the issued and outstanding shares of A.I. Systems. See note 3Q.

10.	On September 13, 2023, the Company signed an operating agreement with a company based in Miami, Florida, to invested USD 2,000 thousand in a joint venture between the parties. The Company will hold 60% of the joint venture and the US based partner will hold the remaining 40%. Once the initial contribution by the company will be fully repaid, the Company will hold a 30% in the property. The joint venture purpose is to acquire, improve, renovate, develop, sell and otherwise deal with a commercial property located in Miami.